Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business segment information
18.	Business segment information

The Company identifies its reportable segments as the following three operating segments, based on the information used by its chief operating decision maker with respect to resource allocation and performance of the Company: Satellite services, Broadband satellite services and Programming distribution services. Satmex’s satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of the Company’s remaining assets, substantially all are located in Mexico.

a.	The following table presents the operating income (loss) items and assets information by reportable segment:

	Successor Registrant For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,448	$7,576	$—	$78,529
Eliminations	(3,791)	(15)	(13)	—	(3,819)

Operating revenues	59,714	7,433	7,563	—	74,710

Cost and expenses	25,627	5,599	6,240	—	37,466
Eliminations	(8,585)	(3,106)	(1,011)	—	(12,702)

	17,042	2,493	5,229	—	24,764

Depreciation and amortization	45,110	722	715	—	46,547

Operating income (loss)	(2,438)	4,218	1,619	—	3,399

Interest expense	—	—	—	—	(8,990)
Interest income	—	—	—	—	328
Foreign exchange loss - Net	—	—	—	—	(1,461)

Loss before income tax	—	—	—	—	(6,724)

Income tax expense	—	—	—	—	12,133

Net loss	—	—	—	—	$(18,857)

Capital expenditures	$155,604	$47	$187	$—	$155,838

Total assets	$657,872	$20,861	$6,982	$(20,772)	$664,943

	Predecessor Registrant For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$5,198	$4,801	$—	$56,576
Eliminations	(2,843)	(8)	(15)	—	(2,866)

Operating revenues	43,734	5,190	4,786	—	53,710

Cost and expenses	22,202	5,080	3,748	—	31,030
Eliminations	(12,460)	(2,200)	(945)	—	(15,605)

	9,742	2,880	2,803	—	15,425

Depreciation and amortization	16,682	398	167	(167)	17,080
Restructuring expenses	28,766	—	—	—	28,766

Operating income	(11,456)	1,912	1,816	167	(7,561)

Interest expense	—	—	—	—	(19,499)
Interest income	—	—	—	—	150
Foreign exchange gain - Net	—	—	—	—	349

Loss before income tax	—	—	—	—	(26,561)
Income tax expense	—	—	—	—	2,199

Net loss	—	—	—	—	$(28,760)

Capital expenditures	$78,522	$55	$69	$—	$78,646

Total assets	$795,778	$19,365	$8,573	$(29,806)	$793,910

	Predecessor Registrant For the year ended December 31, 2010
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$112,666	$12,924	$10,158	$—	$135,748
Eliminations	(6,885)	(14)	(87)	—	(6,986)

Operating revenues	105,781	12,910	10,071	—	128,762

Cost and expenses	37,326	10,556	9,714	—	57,596
Eliminations	(12,712)	(5,167)	(3,064)	—	(20,943)

	24,614	5,389	6,650	—	36,653

Depreciation and amortization	42,501	901	392	(392)	43,402
Restructuring expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

Operating income	28,108	6,620	3,029	(5,493)	32,264

Interest expense	—	—	—	—	(45,789)
Interest income	—	—	—	—	345
Foreign exchange gain - Net	—	—	—	—	71

Loss before income tax	—	—	—	—	(13,109)

Income tax expense	—	—	—	—	779

Net loss	—	—	—	—	$(13,888)

Capital expenditures	$67,959	$576	$—	$—	$68,535

Total assets	$416,760	$17,537	$2,896	$1,764	$438,957

	Predecessor Registrant For the year ended December 31, 2009
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$107,183	$12,396	$10,594	$—	$130,173
Eliminations	(5,122)	(12)	—	—	(5,134)

Operating revenues	102,061	12,384	10,594	—	125,039

Cost and expenses	38,323	9,898	7,442	—	55,663
Eliminations	(12,534)	(5,220)	(552)	—	(18,306)

	25,789	4,678	6,890	—	37,357

Depreciation and amortization	46,800	853	4	—	47,657
Restructuring expenses	3,324	—	—	—	3,324

Operating income	26,148	6,853	3,700	—	36,701

Interest expense	—	—	—	—	(43,708)
Interest income	—	—	—	—	480
Foreign exchange gain - Net	—	—	—	—	12

Loss before income tax	—	—	—	—	(6,515)

Income tax expense	—	—	—	—	13,233

Net loss					$(19,748)

Capital expenditures	$3,522	$677	$—	$—	$4,199

Total assets	$418,644	$16,493	$3,340	$930	$439,407